Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Aug. 22, 2024 USD ($)	Aug. 22, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Insurance limit	$ 69,557	¥ 500,000
Provision for inventory	$ 72,787		$ 18,058
Estimated residual value	5.00%	5.00%
Straight-line basis over the service term	3 years	3 years
Intangible assets amount	$ 6,213
Finance lease obligations amount			12,488		230,372
Amortization of finance lease amount			8,343		52,365
Interest accretion amounted			124		14,063
Performance obligation amount	91,001		61,801		88,687
Deferred contract costs	96,656
Impairment for contract costs amount	11,827
Received a government subsidy	$ 651,267		$ 129,138		$ 92,832	$ 560,000	¥ 4,000,000
Subsidies net of taxes on earnings per share (in Dollars per share) | $ / shares	$ 0.09		$ 0.02		$ 0.02
Largest amount rate	50.00%
Value added tax, percentage	13.00%	13.00%
Deposit insurance	$ 69,557	¥ 500,000
Bank deposit	2,076,738		$ 1,053,664
Insurance coverage	$ 1,884,691	¥ 13,547,914	$ 951,494	¥ 6,379,148
Materially and adversely affect percentage	1.49%	1.49%	1.70%	1.70%	9.24%
Costs of revenues	$ 7,052,835		$ 4,902,078		$ 4,113,661
Operating expenses	8,180,023		1,581,105		1,551,854
Use Rights [Member]
Summary of Significant Accounting Policies [Line Items]
Finance lease obligations amount			12,488		230,372
Inventories [Member]
Summary of Significant Accounting Policies [Line Items]
Provision for inventory	55,510		5,936		11,090
Employee Social Benefits [Member]
Summary of Significant Accounting Policies [Line Items]
Costs of revenues	332,937
Operating expenses			58,675		$ 339,043
Mingteng International [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposit	$ 171,327
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease term percentage	75.00%
Leases initial terms	1 year	1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease term percentage	90.00%
Leases initial terms	3 years	3 years